Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 9) (USD $)					12 Months Ended			12 Months Ended					12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2011 Exercise Price Range One [Member]	Dec. 31, 2010 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2011 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2011 Exercise Price Range Three [Member]	Dec. 31, 2010 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2011 Exercise Price Range Four [Member]	Dec. 31, 2010 Exercise Price Range Four [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range One [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range One [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Two [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Two [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Three [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Three [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Four [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Four [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Five [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Five [Member]	Dec. 31, 2011 Aldagen Inc [Member] Exercise Price Range Six [Member]	Dec. 31, 2010 Aldagen Inc [Member] Exercise Price Range Six [Member]
Options - weighted average excercise price					$ 0.99		$ 0.86	$ 2.2		$ 0		$ 0	$ 5.2		$ 5.2	$ 0.31	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1	$ 0	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.25	$ 0.25	$ 0.4	$ 0.4	$ 0.63	$ 0.63	$ 0.96	$ 0.96
Number of Options Outstanding	200,000	7,339,593	200,000	7,705,343	6,153,453			1,643,500		0	0		70,000	70,000		7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000	0	0	107,000	3,577,525	3,702,525	1,831,348	1,831,348	1,120,220	1,120,220	445,000	535,000	365,500	409,250
Options Outstanding - Weighted Average Remaining Contract Life					5 years 10 months 24 days	5 years 8 months 12 days		3 years 6 months	3 years 9 months 18 days	0 years	0 years		3 years	4 years															0 years	0 years 4 months 17 days	3 years 11 months 16 days	4 years 4 months 21 days	8 years 7 months 10 days	7 years 9 months 26 days	6 years 0 months 4 days	7 years 18 days	6 years 8 months 12 days	7 years 8 months 9 days	8 years 1 month 21 days	9 years 3 months 4 days
Number of Options Exercisable		6,173,109		5,482,037	5,022,290			1,570,000		0	0		70,000	70,000															0	107,000	3,577,525	3,683,876	846,393	353,916	1,116,022	914,917	437,295	370,870	195,874	51,458